Kathleen Moriarty +1 212.836.8276 Direct kathleen.moriarty@apks.com

 April 6, 2017

Mr. Dominic Minore

Senior Counsel

Division of Investment Management

Office of Disclosure Review and Accounting

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	Active Weighting Funds ETF Trust (the “Trust”)
Registration Statement on Form N-1A
Registration Numbers 333-215588; 811-23226
Filed January 17, 2017
CIK No.: 0001683471

Dear Mr. Minore:

On behalf of the Active Weighting Funds ETF Trust (“Trust”) sponsored by our client, Active Weighting Advisors LLC (“Advisor”), and together with this correspondence, we are submitting amendment number 1 under the Securities Act of 1933, as amended (“Securities Act”), and pre-effective amendment number 1 under the Investment Company Act of 1940, as amended, (“1940 Act”), the Trust’s registration statement on Form N-1A (“Registration Statement”). Blacklined copies of the Registration Statement that have been marked to show changes since the filing of the Registration Statement filed on January 17, 2017 are being sent to the staff (“Staff”) of the Securities and Exchange Commission (“Commission”) under separate cover.

Set forth below is the response (“Response”) on behalf of the Trust and the Advisor to the comments of the Staff contained in the letter dated February 17, 2017 (“Comment Letter”) concerning the Registration Statement. For your convenience, the headings and comments in bold text below repeat the captions and comments in the Comment Letter. Defined terms used herein but not otherwise defined, shall have the meaning set forth in the Preliminary Prospectus.

General

1.                  We note that the Trust and Active Weighting Advisors LLC have applied for an order under section 6(c) for exemptive relief from certain provisions

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of the Investment Company Act of 1940 (the “ICA”) in order to allow the Funds to operate as ETFs (the “Exemptive Application”). Please confirm in your response letter that the disclosure contained in the registration statement is and will continue to be in compliance with all of the terms and conditions of the Exemptive Application and order. In this regard, please note that the staff is of the view that it would be inappropriate to accelerate the registration statement prior to such time as the applicants receive an order granting the requested exemptive relief. Also, please advise us if you expect to submit any additional exemptive applications or no-action requests in connection with the registration statement.

Response: The Trust and the Advisor confirm that the disclosure contained in the Registration Statement is, and will continue to be, in compliance with all of the terms and conditions of the exemptive order. Applicants do not expect to submit any additional exemptive applications or no-action letter requests in connection with the Registration Statement.

Prospectus Front Cover Page

2.                  The disclosure states that the shares of the Funds are listed on an Exchange and trade at market prices. Please also state that the shares are not individually redeemable by the Funds.

Response: Comment accepted.

Active Weighting Strategy One Fund

Fees and Expenses (page 1)

3.                  The discussion of the “Description of the Principal Investment Strategies of the Funds,” on page 20, states that each Fund may invest without limitation in other registered investment companies, including other ETFs. Page 34 further states that the Trust applied for exemptive relief permitting each Fund to operate as a “fund of funds. However, we note the absence of the “Acquired Fund Fees & Expenses” line item from each Fund’s fee table. Please confirm to us in your response letter that each Fund will not during its first year of operations make investments in an “Acquired Fund” at the level that triggers the need for the additional line item of Acquired Fund Fees & Expenses. If no such additional line item is required, please indicate in your response letter that any applicable Acquired Fund Fees & Expenses is nonetheless included in “Other Expenses.”

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Response: Although the Trust and the Advisor do not presently intend that the Funds will acquire the shares of other investment companies in excess of the restrictions contained in Section 12(d)(1), they would prefer to be flexible in this regard. Therefore, an “Acquired Fund Fees and Expenses” line has been added to the Registration Statement for each Fund.

4.                  The disclosure on page 32 states that, although the Trust’s Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. In your response letter, please confirm that the Board does not expect to approve the imposition of any 12b-1 fees during the first 12 months of the Fund’s operations.

Response: The Trust and the Advisor confirm that they have no plans to submit a request to the Board for approval of any 12b-1 fees during the first 12 months of the Funds’ operations.

5.                  We note that the fee waiver and expense reimbursement disclosure line items are currently presented in brackets. If the Fund’s Board of Trustees approves a fee waiver and expense reimbursement agreement then, in a footnote to the fee table, disclose the period for which the fee waiver and expense reimbursement is expected to continue, including the expected termination date (not less than one year from the effective date of the Fund’s registration statement), and briefly describe who can terminate the arrangement and under what circumstances. Also file the fee waiver and expense reimbursement agreement as an exhibit to the registration statement.

Response: The Trust and the Advisor confirm that if the Funds’ Board of Trustees approves a fee waiver and expense reimbursement agreement, a footnote to the fee table will be added containing the required disclosures. Also, the fee waiver and expense reimbursement agreement, if any, will be filed as an exhibit to the registration statement.

Example (page 1)

6.                  Additionally, if a fee waiver and expense reimbursement agreement is approved, the disclosure should clarify that the cost estimates included in the Example table reflect the amount of the fee waiver and expense reimbursement for the period covered by the agreement.

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Response: The Trust and the Advisor confirm that the clarification to a fee waiver and expense reimbursement agreement will be made if such an agreement is approved by the Funds’ Board of Trustees.

Principal Investment Strategies (page 4)

7.                  The disclosure states that the Fund may invest in fixed income securities traded in U.S. or non-U.S. markets. Please confirm whether securities underlying the ETF are traded outside of a collateralized settlement system. If so, please disclose in the risk factor section that there are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). Please also disclose that, to the extent that those authorized participants exit the business or are unable to process creation and/or redemption orders and no other authorized participant is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Response: Comment accepted.

8.                  The disclosure includes “derivatives” as one of the Fund’s principal investments. Please expand the prospectus disclosure to identify each principal type of derivative in which the Fund may invest, as applicable, and highlight their related risks. See generally Letter from Barry D. Miller, Associate Director, Division of Investment Management, SEC to Karrie McMillan, General Counsel, ICI (July 30, 2010).

Response: Comment accepted.

9.                  The bracketed language states that an additional description of the Fund’s investment strategy will be included in a “subsequent” pre-effective amendment. Please provide a completed “Principal Investment Strategies” section in each Fund’s summary prospectus with the next pre-effective amendment to the registration statement. Similarly, please complete the disclosure pertaining to “additional information on Advisor models” that currently appears in brackets under the heading “Description of the Principal Investment Strategies of the Funds” on page 20.

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Response: Comment accepted.

Principal Risks (page 5)

10.              The “Additional Description of the Principal Risks of the Funds” section that begins on page 22 includes many risk factors that appear applicable to each Fund including, but not limited to, the risks of investing in securities of foreign issuers (including emerging market issuers), derivatives, currencies and commodities. However, none of these principal risks are summarized under the “Principal Risks” section of each Fund’s summary prospectus. Accordingly, please expand the “Principal Risks” presentation in each Fund’s summary prospectus as applicable. See Item 4.(b)(1)(i) of Form N-1A.

Response: Comment accepted.

Absence of Prior Active Market Risk (page 5)

11.              Please expand the risk disclosure to state that in times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the Fund and in executing purchase or redemption orders, and that this could in turn lead to variances between the market price of the Fund’s shares and the underlying value of those shares.

Response: Comment accepted.

Shares are Not Individually Redeemable (page 6)

12.              Please present the disclosure contained in the second paragraph under a separate risk factor caption. The risk factor should also clarify that the market price for the Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. For clarity, consider disclosing that this can be reflected as a spread between the bid and ask prices for the Shares quoted during the day or a premium or discount in the closing price from the NAV for the Shares.

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Response: Comment accepted.

13.              Additionally, the mitigating language appearing in the last sentence of the second paragraph should be moved to a location outside of the risk factor section.

Response: Comment accepted.

Portfolio Managers (page 7)

14.              Please provide a completed “Portfolio Managers” section in each Fund’s summary prospectus with the next pre-effective amendment to the registration statement.

Response: Comment accepted.

Description of Principal Investment Strategies of the Funds (page 20)

15.              Where, as here, disclosure is provided for more than one Fund, it should be presented in a format designed to convey the information effectively. See Form N-1A General Instruction C.3.(c)(i). In its current form, the disclosure does not convey to investors how the Funds will differ. Accordingly, please revise.

Response: Comment accepted.

16.              The disclosure appearing on page 21 states that each Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in a Wholly Owned Subsidiary, which will invest primarily in commodity-related instruments. The Wholly Owned Subsidiary may also hold cash and invest in other instruments, including fixed income securities and derivative instruments related to commodities and interest rates, either as investments or to serve as margin or collateral for its derivative positions. The Wholly Owned Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. We also note that the Trust’s Exemptive Application stated that the Wholly-Owned Subsidiary in which a Fund invests could be organized under the laws of the Cayman Islands or under the laws of another non-U.S. jurisdiction in order to pursue its investment objectives and/or ensure that the Fund remains qualified as a RIC for U.S. federal income tax purposes. Accordingly, please provide the following disclosure:

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(a)	Disclose that the Fund complies with the provisions of the ICA governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Wholly-Owned Subsidiary.
(b)	Disclose that each investment adviser to the Wholly-Owned Subsidiary complies with provisions of the ICA relating to investment advisory contracts (Section 15) as an investment adviser to the fund under Section 2(a)(20) of the ICA. The investment advisory agreement between the Wholly-Owned Subsidiary and its investment adviser is a material contract that should be included as an exhibit to the registration statement. If the same person is the adviser to both the Fund and the Wholly-Owned Subsidiary, then, for purposes of complying with Section 15(c), the reviews of the Fund’s and the Wholly-Owned Subsidiary’s investment advisory agreements may be combined.
(c)	Disclose that each Wholly-Owned Subsidiary complies with the provisions of the ICA relating to affiliated transactions and custody (Section 17). Identify the custodian of the Wholly-Owned Subsidiary.
(d)	Disclose: (1) whether the Fund has received a private letter ruling from the Internal Revenue Service stating that undistributed income derived from the Wholly-Owned Subsidiary is qualifying income, and (2) if the Fund has not received a private letter ruling, its basis for determining that such undistributed income is qualifying income, such as an opinion of counsel.
(e)	Disclose any of the Wholly-Owned Subsidiary’s principal investment strategies or principal risks that constitute principal investment strategies or risks of the Fund. The principal investment strategies and principal risk disclosures of a Fund that invests in a Wholly-Owned Subsidiary should reflect aggregate operations of the Fund and the Wholly-Owned Subsidiary.

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(f)	Confirm in your response letter that the financial statements of the Wholly-Owned Subsidiary will be consolidated with those of the Fund.
(g)	Confirm in your response letter that: (1) the Wholly-Owned Subsidiary’s management fee (including any performance fee) will be included in “Management Fees” and the CFC’s expenses will be included in “Other Expenses” in the Fund’s prospectus fee table; (2) the Wholly-Owned Subsidiary and its board of directors will agree to designate an agent for service of process in the United States; and (3) the Wholly-Owned Subsidiary and its board of directors will agree to inspection by the staff of the Wholly-Owned Subsidiary’s books and records, which will be maintained in accordance with Section 31 of the ICA and the rules thereunder.

Response: The Trust and the Advisor have removed references to a Wholly-Owned Subsidiary because they do not intend to use such an arrangement during the first year of operations. If and when they determine to invest in a Wholly-Owned Subsidiary, they will submit a post-effective amendment containing the disclosures set forth in this Comment 16, together with a response letter including the items set forth in this Comment 16.

17.              Additionally, in an appropriate section of the Statement of Additional Information, please provide additional disclosure regarding the Wholly-Owned Subsidiary’s relationship to the Fund, the limited scope of its activities, and how it will be used by the Fund in furtherance of its objectives and strategies. In this regard, we note from the Exemptive Application that:

(a)	For a Fund that invests in a Wholly-Owned Subsidiary, the Adviser will serve as investment adviser to both the Fund and the Wholly-Owned Subsidiary.
(b)	A Fund will be the sole and legal beneficial owner of its Wholly-Owned Subsidiary.
(c)	There is no inappropriate layering of fees and expenses as a result of a Fund investing in a Wholly-Owned Subsidiary.

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(d)	No Wholly-Owned Subsidiary will acquire securities of any other investment company or company relying on Section 3(c)(1) or 3(c)(7) of the Act other than money market funds that comply with Rule 2a-7 for short-term cash management purposes.
(e)	On each Business Day, before commencement of trading in Shares on a Fund’s listing market, the Fund will disclose on its Website the identities and quantities of the portfolio positions and other assets held by the Fund that will form the basis for the Fund’s calculation of NAV per Share at the end of the Business Day. The information disclosed on the Fund’s Website will look through any Wholly-Owned Subsidiary and identify the specific portfolio positions held by that entity.

Response: As stated in the Response to Comment 16 above, the Trust and the Advisor do not intend to utilize an arrangement with a Wholly-Owned Subsidiary during the first year of operations. If they determine to do so in the future, they will submit a post-effective amendment including the disclosures contained in this Comment 17.

ETF Risk (page 24)

18.              Please expand the disclosure regarding the lack of liquidity on an ETF to state that, in stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Response: Comment accepted.

Foreign Securities Valuation Risk (page 25)

19.              Please expand the disclosure to state that, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s Shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this

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in turn could lead to differences between the market price of the Fund’s Shares and the underlying value of those Shares.

Response: Comment accepted.

Indicative Intra-Day Value (page 33)

20.              Please expand the disclosure appearing in the second paragraph to address what types of values are used for underlying holdings. This would include, for example with respect to the Fund’s portfolio holdings that trade in foreign markets, whether it could include stale prices from closed foreign markets updated only for currency changes. Please disclose whether the Fund may use stale values under certain circumstances or some other element that might adversely affect the use of the Indicative Intra-Day Value as an indicator of current market value of Fund Shares. If there are such circumstances, please consider noting that potential as a principal risk.

Response: Comment accepted.

Statement of Additional Information

Investment Restrictions (page B-2)

21.              Provide brief narrative disclosure of what is “permitted under the 1940 Act” in respect of the Funds’ enumerated fundamental investment restrictions 3, 7 and 8.

Response: Comment accepted.

22.              The Fund’s concentration policy is expressed as a function of not concentrating the Fund’s assets in the equity securities of companies in any one industry. However, the Fund’s policy not to concentrate its investments should take into account all of its investments in any one industry or group of related industries. Accordingly, in the fifth enumerated policy, the phrase “in the equity securities of companies engaged in any one industry,” should be replaced with the phrase “in the securities of companies engaged in any one industry or group of industries.” Additionally, “securities of other investment companies” should be deleted from the last sentence parenthetical listing of investments to which the Fund’s concentration policy does not apply.

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Response: Comment accepted.

23.              It appears that the reference to “reverse repurchase agreements” in the eighth fundamental investment restriction pertaining to lending should be deleted.

Response: Comment accepted.

Lending of Portfolio Securities (page B-19)

24.              Please expand the disclosure to clarify that the Fund’s Board of Trustees has a fiduciary obligation to recall a loan in time to vote proxies if it has knowledge that a vote concerning a material event regarding the securities will occur.

Response: Comment accepted.

25.              Expand the discussion to disclose that the costs of securities lending do not appear in the Fund’s fee table and disclose. Disclose how any additional income earned on securities lending is typically split.

Response: Comment accepted.

Financial Statements (page F-1)

26.              Include the Trust’s audited financial statements and file the related consent of independent registered public accountants in a pre-effective amendment to the registration statement.

Response: The Trust’s audited financial statements and the related consent of independent registered public accountants will be filed in a subsequent pre-effective amendment to the registration statement.

Signatures

27.              At the time the registration statement was originally filed, Matthew J. Clements was the sole initial trustee of the Trust and signed the registration statement in that capacity. Please note that, prior to effectiveness of the registration statement, the Trust must have a board of trustees whose composition complies with the applicable provisions of the ICA. Also, note the signature requirements of Section 6(a) of the Securities Act, which requires that the registration statement be

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signed by a majority of the Trust’s Board of Trustees, and also signed by the Trust’s principal executive officer, principal financial officer and principal accounting officer or comptroller. In this regard, any person who occupies more than one of the positions specified in section 6(a) of the Securities Act should make explicit each capacity in which he or she signs the registration statement.

Response: The Board of Trustees for the Funds has not yet been finalized. The composition of the Board and information relating to the trustees will be contained in a pre-effective amendment. The relevant officers signing the Registration Statement have indicated their appropriate positions beneath their signatures.

Closing

28.              We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added.

The Registration Statement contains all the information that can be provided at this time. The Trust anticipates filing a subsequent pre-effective amendment that will make the Registration Statement complete in all material respects.

All Trust, Advisor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

In the event that the Trust requests acceleration of the effective date of the Registration Statement, it will furnish a letter containing the requested acknowledgements.

If you have any further questions or wish to discuss any of the Responses, please do not hesitate to call me at 212-836-8276 or Gregory Xethalis at 212-836-7730. We greatly appreciate your assistance with respect to the Registration Statement.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen Moriarty